Business Combinations	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Business Combinations

Note 6 - Business Combinations

Neura acquisition

In respect of the Neura acquisition, during the six-month period ended June 30, 2022, the Company completed the issuance of 98,450 shares of the Company’s ordinary shares that was subject to Neura's working capital adjustments, which were finalized during the period.

The Floow acquisition

On April 14, 2022, the Company acquired 100% of the share capital of The Floow Limited (“The Floow”), a privately held company in the United Kingdom, a SaaS provider of connected insurance technology for major carriers globally.

The total purchase consideration transferred for The Floow acquisition was approximately $31.3 million, comprised of approximately $10.8 million in cash, $10.7 million in equity for the fair value of 6,363,636 shares of the Company’s ordinary shares issued, and a contingent consideration of up to $12 million in cash and up to 6,545,454 of the Company’s ordinary shares, based on performance condition, which was evaluated at a fair value of the amount of $9.8 million as of the acquisition date.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the date of acquisition:

	Fair Value	Useful life
	USD thousand	In years

Net tangible assets and liabilities assumed (current and non-current)	(1,355)
Customer Relationships	9,454	8
Technology	7,881	5
Trademark	435	2
Goodwill	14,934

	31,349

The Company is in the process of completing the valuation of the net tangible and intangible assets acquired and liabilities assumed, and its estimate of these values was still preliminary on June 30, 2022. Therefore, these provisional amounts are subject to change as the Company completes the valuation throughout the measurement period, which will be completed within 12 months of the acquisition date.

Goodwill is primarily attributable to expected synergies arising from customer relationships, the expanded product availability to the Company’s existing and new customers, technology integration, and trademark, and the benefits from combining the activity of The Floow with the Company. Goodwill is not deductible for income tax purposes.

In addition to the purchase consideration, the Company awarded performance based RSUs to certain key employees and expected to be released to these employees in one to two years from June 30, 2022, subject to their continued service.

The results of the operations of The Floow have been included in the consolidated financial statements since the date of the acquisition. Additionally, the Company incurred transaction costs of $1,092 thousand during the six-month period ended June 30, 2022, which were included in general and administrative expenses in the interim unaudited condensed consolidated statements of comprehensive loss.

Contingent Consideration

As part of the purchase agreement, and as mentioned above, the Company is obligated to pay additional consideration to the former shareholders of The Floow (the "Sellers"), contingent upon achievement of certain future revenue of The Floow.

The Sellers will have 24 months following July 1, 2022 (the "Completion Date"), to earn the additional consideration of up to $12,000 thousand in cash and up to 6,545,454 of the Company’s ordinary shares in 2 tranches paid every 12 months.

As of acquisition, the Company evaluated the contingent consideration accrual related to the earnout provision in the amount of $9,864 thousand, which is reported in Current and Non-current contingent consideration in the accompanying condensed consolidated balance sheets. The Company used a probability-weighted future cash flows approach to estimate the contingent consideration. The amount accrued was discounted to include the present value of the liability. During the quarter ended June 30, 2022, the contingent consideration accrual decreased by $1,541 thousand that recorded under the contingent consideration income in the interim unaudited condensed consolidated statements of comprehensive loss.

Pro Forma on acquisitions

The following unaudited pro forma financial information summarizes the combined results of operations for the Company, Neura and The Floow, as if the acquisitions of Neura and The Floow had been completed on January 1, 2021. The unaudited pro forma financial information was as follows:

	Six-month	Six-month
	Period ended	Period ended
	June 30	June 30
	2022	2021
	USD thousands	USD thousands

Revenue	4,550	4,935
Net loss	80,458	19,334

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Neura and The Floow to reflect the business combination accounting effects resulting from these acquisitions, including the amortization expense from acquired intangible assets and the share-based compensation expenses for unvested share options as though the acquisition had been completed on January 1, 2021. The historical consolidated financial statements have been adjusted in the pro forma combined financial statements to give effect to pro forma events that are directly attributable to the business combination and factually supportable. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of 2021.